                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146433


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                                DATED MAY 1, 2008

--------------------------------------------------------------------------------

If you purchase your contract through Wachovia Securities, LLC or Wachovia Securities Financial Network, LLC, the following replaces the first paragraph and chart appearing under the CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES subsection on page 7 of the prospectus:

The Enhancement Levels and Payment Enhancement Rate applicable to all Purchase Payments made between August 1, 2008 and December 31, 2008 are as follows:

-------------------------------------------------------------- -----------------
                                                                   PAYMENT
                                                                 ENHANCEMENT
                    PAYMENT ENHANCEMENT LEVEL                        RATE
-------------------------------------------------------------- -----------------
Under $250,000                                                        5%
-------------------------------------------------------------- -----------------
$250,000 +                                                            6%
-------------------------------------------------------------- -----------------

The Payment Enhancement Rate currently being offered may vary depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.


Dated:  August 1, 2008


                Please keep this Supplement with your Prospectus.



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